Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of transactions between related parties [line items]
Net income / (loss)	$ (64)	$ (46)	$ (45)
Loans	702	703	788
Deposits	151	217	338
Guarantees and commitments	$ 123	$ 114	$ 99